Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	$ 583,791	$ 204,459	$ 68,155
Deferred income taxes, Constitution	1,067,729	600,227	197,920
Deferred income taxes, Realization	(385,564)	(221,817)	(52,730)
Deferred income taxes, Foreign exchange	64,777	922	(8,927)
Deferred income taxes. Ending balance	1,330,733	583,791	204,459
Deferred income taxes, Other			41
Allowance For Financial Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	6,299	5,965	6,398
Deferred income taxes, Realization	(6,787)
Deferred income taxes, Foreign exchange	(1,620)	334	(433)
Deferred income taxes. Ending balance	(2,108)	6,299	5,965
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	123,103	72,343	41,982
Deferred income taxes, Constitution	103,257	68,971	52,157
Deferred income taxes, Realization	(45,132)	(34,313)	(18,394)
Deferred income taxes, Foreign exchange	10,842	3,927	(3,987)
Deferred income taxes. Ending balance	192,070	123,103	72,343
Deferred income taxes, Other		12,175	585
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	713,193	282,767	116,535
Deferred income taxes, Constitution	1,170,986	669,198	250,077
Deferred income taxes, Realization	(437,483)	(256,130)	(71,124)
Deferred income taxes, Foreign exchange	73,999	5,183	(13,347)
Deferred income taxes. Ending balance	1,520,695	713,193	282,767
Deferred income taxes, Other		12,175	626
Tax Loss And Negative Basis Of Social Contribution One [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	97,857	77,985	8,596
Deferred income taxes, Constitution	61,047	19,930	67,939
Deferred income taxes, Realization	(72,662)	(5,707)
Deferred income taxes, Foreign exchange	6,676	5,649	(2,751)
Deferred income taxes. Ending balance	92,918	97,857	77,985
Deferred income taxes, Other			4,201
Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	811,050	360,752	125,131
Deferred income taxes, Constitution	1,232,033	689,128	318,016
Deferred income taxes, Realization	(510,145)	(261,837)	(71,124)
Deferred income taxes, Foreign exchange	80,675	10,832	(16,098)
Deferred income taxes. Ending balance	1,613,613	811,050	360,752
Deferred income taxes, Other		12,175	4,827
Futures Settlement Market [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	(13,739)	(18,850)
Deferred income taxes, Constitution	(3,082)	(7,821)	(19,137)
Deferred income taxes, Realization	5,772	13,730
Deferred income taxes, Foreign exchange	(460)	(798)	287
Deferred income taxes. Ending balance	(11,509)	(13,739)	(18,850)
Fair Value Changes Financial Instruments One [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	(3,291)	(2,144)	(8,741)
Deferred income taxes, Constitution	(3,537)	(3,744)	(170)
Deferred income taxes, Realization	(194)	4,634	5,544
Deferred income taxes, Foreign exchange	(360)	(51)	(82)
Deferred income taxes. Ending balance	(9,332)	(3,291)	(2,144)
Deferred income taxes, Reflected in OCI	(1,950)	(1,986)	1,305
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	(24,088)	(8,340)
Deferred income taxes, Constitution	(59,381)	46,446	(14,524)
Deferred income taxes, Realization	25,635	(60,338)	4,744
Deferred income taxes, Foreign exchange	2,897	(1,856)	1,440
Deferred income taxes. Ending balance	(54,937)	(24,088)	(8,340)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	(41,118)	(29,334)	(8,741)
Deferred income taxes, Constitution	(66,000)	34,881	(33,831)
Deferred income taxes, Realization	31,213	(41,974)	10,288
Deferred income taxes, Foreign exchange	2,077	(2,705)	1,645
Deferred income taxes. Ending balance	(75,778)	(41,118)	(29,334)
Deferred income taxes, Reflected in OCI	(1,950)	(1,986)	1,305
Deferred Tax Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	769,932
Deferred income taxes, Constitution	1,166,033
Deferred income taxes, Realization	(478,932)
Deferred income taxes, Foreign exchange	82,752
Deferred income taxes. Ending balance	1,537,835	769,932
Deferred income taxes, Reflected in OCI	(1,950)
Fair Value Changes Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Beginning balance	(1,758)	1,057	32
Deferred income taxes, Realization	(118,829)	(20,194)
Deferred income taxes, Foreign exchange	7,802	(229)	(280)
Deferred income taxes. Ending balance	(5,375)	(1,758)	1,057
Deferred income taxes, Reflected in OCI	3,616	2,815	1,025
Deferred Income Taxes Constitution	107,410	17,608	1,305
Unused Tax Credits One [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Constitution	1,273,443	741,617	285,490
Deferred income taxes, Realization	(597,761)	(324,005)	(60,836)
Deferred income taxes, Reflected in OCI	$ 1,666	$ 829	$ 2,330